Digital Assets (Tables)	12 Months Ended
Dec. 31, 2025
Digital Assets
Schedule of Investments Digital Assets

The following table presents a reconciliation of the fair values of the Company’s investments in digital assets as of December 31, 2025.

Digital Assets
Balance as of December 31, 2024	$-
Purchases	1,998
Dispositions	(1,595)
Realized losses on dispositions	(403)
Balance as of December 31, 2025	$-